DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
Schedule of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Company's consolidated financial statements

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Cash and cash equivalents	9,270	13,530	2,074
Accounts receivable, net	88	—	—
Inventories	33,523	34,015	5,213
Prepayments and other current assets	21,314	21,559	3,304
Property and equipment, net	—	11,699	1,793
Intangible assets, net	—	95,234	14,595
Goodwill	—	201,668	30,907
Operating lease right-of-use assets	—	126,937	19,454
Non-current deposits	—	4,753	728
Total current assets classified as held for sale	64,195	509,395	78,068
Property and equipment, net	14,975	—	—
Intangible assets, net	101,179	—	—
Goodwill	201,668	—	—
Operating Lease right-of-use assets	169,789	—	—
Non-current Deposits	8,562	—	—
Total non-current assets classified as held for sale	496,173	—	—

4.   DISCONTINUED OPERATIONS (CONTINUED)

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Accounts and notes payable	—	40,460	6,202
Customer advances and deposits and deferred revenue	880	1,515	232
Accrued expenses and other liabilities	13,585	18,142	2,780
Operating lease liabilities	59,777	109,822	16,831
Deferred tax liabilities	—	23,493	3,600
Total current liabilities classified as held for sale	74,242	193,432	29,645
Operating lease liabilities	93,726	—	—
Deferred tax liabilities	24,978	—	—
Total non-current liabilities classified as held for sale	118,704	—	—

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue	2,845,002	2,817,202	2,200,559	337,250
Cost of revenue	(2,589,883)	(2,495,503)	(1,918,462)	(294,018)
Gross profit	255,119	321,699	282,097	43,232
Selling expenses	(522,872)	(498,975)	(444,845)	(68,175)
General and administrative expenses	(134,033)	(176,827)	(171,454)	(26,276)
Research and development expenses	—	(39,158)	(32,319)	(4,953)
Total operating expenses	(656,905)	(714,960)	(648,618)	(99,404)
Loss from discontinued operations	(401,786)	(393,261)	(366,521)	(56,172)
Foreign exchange gain/(loss)	1,091	(2,045)	(3,715)	(569)
Other income	3,007	6,452	4,511	691
Other expense	(2,070)	(4,653)	(3,916)	(600)
Loss before income taxes	(399,758)	(393,507)	(369,641)	(56,650)
Income tax expense	(1,387)	1,737	1,485	228
Net loss from discontinued operations	(401,145)	(391,770)	(368,156)	(56,422)